Income Tax - Schedule of Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current income tax provision:
Federal	$ 8,696	$ 4,828
State	1,647	711
International	17	9
Total current tax provision:	10,360	5,548
Deferred income tax benefit:
Federal	(9,791)	(4,436)
State	(1,428)	124
International	0	0
Total deferred tax benefit:	(11,219)	(4,312)
Total income tax (benefit) provision	$ (859)	$ 1,236